UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFS §270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2020, Causeway Emerging Markets Fund’s (the “Fund’s”) Institutional Class returned -13.68% and Investor Class returned -13.84%, compared to -14.45% for the MSCI Emerging Markets Index (Gross) (“EM Index”). Since the Fund’s inception on March 30, 2007, the Fund’s average annual total returns are 2.21% for the Institutional Class and 2.03% for the Investor Class, compared to 2.08% for the EM Index. As of March 31, 2020, the Fund had net assets of $3.15 billion.

Performance Review

In the fourth quarter of 2019, emerging markets (“EM”) equities benefited from optimism surrounding a U.S.-China trade deal and outperformed developed market equities. However, that trend sharply reversed in the first quarter of 2020, as the COVID-19 pandemic accelerated, bringing large portions of the global economy to a halt. The strongest performing sectors in the EM Index during the period were health care, communication services, and information technology. The weakest performers in the EM Index were the energy, financials, and utilities sectors. All three emerging regions posted negative returns. The strongest performing region was the emerging Asia region, followed by the emerging Europe, Middle East, and Africa (“EMEA”) and emerging Latin America regions.

We use a combination of stock-specific factors and country, currency, sector, and macroeconomic analysis to rank the stocks in our investable universe. Of the factors we use to forecast alpha (performance in excess of the EM Index), our top-down country factors demonstrated the strongest performance during the period. Our top-down macroeconomic and currency factors delivered positive performance as well, though our top-down sector factor posted negative returns. Our bottom-up valuation factors posted slightly negative performance for the sixth months ended March 31, 2020. Our bottom-up earnings growth and technical factors, however, posted positive returns.

Over the period, positioning in the EMEA region contributed to relative performance, largely due to an underweight position in South Africa. Fund holdings in emerging Asia contributed to performance relative to the EM Index, primarily attributable to stock selection in India and an underweight position in Indonesia. Positioning in the emerging Latin America region detracted modestly during the period, a result of the Fund’s overweight position in Brazil. From a sector perspective, the greatest contributors to relative performance were materials, real estate, and financials. The largest detractors from relative performance were health care, consumer staples, and communication services. The greatest stock-level contributors to relative performance included overweight positions in bank, China Construction Bank Corp. (China), e-commerce retailer, Vipshop Holdings Ltd. (China), and cement manufacturer, Anhui Conch Cement Co., Ltd. (China). The largest detractors from relative performance included overweight positions in multinational food processing company, JBS SA (Brazil), industrial & financial holdings company, Investimentos Itau (Brazil), and bank, Banco do Brasil SA (Brazil).

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings (compared to EM Index weightings) were to the information technology and communication services sectors, and the biggest reductions in active weightings were to

2	Causeway Emerging Markets Fund

the financials and energy sectors. Notable changes in the Fund’s active country weightings included increases to exposures in Taiwan, South Africa, and Chile. We reduced active exposures to Thailand, India, and China.

Significant purchases included new positions in bank, Industrial & Commercial Bank of China Ltd. (China), e-commerce company, Jd.com (China), and internet services provider, Baidu (China), as well as increased exposure to internet commerce company, Alibaba Group Holding (China) and integrated circuit manufacturer, Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan). Significant sales included full sales of information technology services provider, Tata Consultancy Services Ltd. (India), electronics manufacturer, Delta Electronics, Inc. (Taiwan), food & merchandise retailer, Companhia Brasileira de Distribuicao (Brazil), state-owned oil & gas company, PTT Public Co., Ltd. (Thailand), and social entertainment platform, YY (China).

Investment Outlook

While admittedly negative, EM earnings growth prospects look attractive relative to developed markets based on a comparison of analysts’ forecast earnings growth upgrades and downgrades. Within EM, defensive sectors like health care and utilities are experiencing more modest net downgrades. Downgrades have also been less pronounced for materials companies, possibly in anticipation of increasing demand for industrial metals as fiscal stimulus boosts investment. Demand for precious metals may also increase given their diversification characteristics. On the negative side, the energy sector is experiencing the most net downgrades as oil markets suffer from declining demand and the Organization of the Petroleum Exporting Countries’ (OPEC’s) inability to agree on production limits. We remain overweight energy stocks in the Fund due to attractive valuation characteristics. Our energy exposure is comprised primarily of large, diversified companies which we believe have high quality balance sheets. After leading other sectors for a considerable period of time, information technology companies are also experiencing net downgrades. We are overweight information technology stocks due to attractive momentum characteristics.

An external shock like the novel coronavirus presents a challenging environment for value stocks. After weak performance in 2019, the MSCI Emerging Markets Value Index also underperformed the MSCI Emerging Markets Growth Index by 8.7 percentage points during the first quarter of 2020. We maintain a value emphasis in our multi-factor quantitative process. The MSCI Emerging Markets Value Index is trading at a sizable discount to the MSCI Emerging Markets Growth Index based on both price-to-earnings and price-to-book value ratios. Value stocks tend to underperform in times of uncertainty, but given these wide disparities between growth and value, as more clarity emerges on the coronavirus situation globally, we believe value stocks should ultimately rebound.

Causeway Emerging Markets Fund	3

We thank you for your continued confidence in Causeway Emerging Markets Fund, and look forward to serving you in the future.

March 31, 2020

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

The Causeway emerging markets strategy uses quantitative factors that can be grouped into seven categories. The relative return attributed to a factor is the difference between the equally-weighted average return of the highest ranked quintile of companies in the strategy’s emerging markets universe based on that factor and the of the lowest ranked quintile of companies.

4	Causeway Emerging Markets Fund

March 31, 2020
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	-17.24%	-3.36%	-1.70%	1.81%	2.21%
Investor Class	-17.49%	-3.62%	-1.94%	1.58%	2.03%
MSCI Emerging Markets Index (Gross)	-17.36%	-1.25%	0.01%	1.04%	2.08%

*	Inception is March 30, 2007.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 28, 2020 prospectus, the Fund’s gross ratios of expenses in relation to average net assets were 1.16% and 1.41% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI Emerging Markets Index (Gross) (the “Index”) is a free float-adjusted market capitalization index, designed to measure equity market performance of emerging markets, consisting of 26 emerging country indices. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Emerging Markets Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 4.5%

Banco do Brasil SA1	2,813,294	$15,025

CPFL Energia S.A.	1,644,500	8,545

JBS SA	9,421,200	36,879

Minerva SA1	3,235,317	4,950

Petrobras Distribuidora SA	1,856,200	5,623

Petroleo Brasileiro SA, Class A ADR	1,168,700	6,299

Qualicorp Consultoria e Corretora de Seguros SA	1,662,900	7,655

Telefonica Brasil SA ADR	1,773,803	16,904

Vale SA, Class B ADR[1]	3,939,359	32,657

YDUQS Part	1,505,100	6,489

		141,026

China — 40.3%

Agile Group Holdings Ltd.	5,132,372	5,496

Alibaba Group Holding Ltd. ADR[1]	1,131,371	220,029

Anhui Conch Cement Co. Ltd., Class H	7,451,613	51,190

Baidu Inc.[1]	324,200	32,676

Bank of China Ltd., Class H	64,238,922	24,454

China Communications Construction Co. Ltd., Class H	17,759,356	12,241

China Construction Bank Corp., Class H	137,764,000	111,981

China Lumena New Materials Corp.[1,2,3]	264,100	—

China Mobile Ltd.	4,868,000	36,482

China Mobile Ltd. ADR	465,860	17,549

China Petroleum & Chemical Corp., Class H	54,723,192	26,738

China Railway Construction Corp. Ltd., Class H	16,440,500	18,176

CNOOC Ltd.	35,735,000	37,135

Country Garden Holdings Co. Ltd.	14,832,000	17,732

Dongfeng Motor Group Co. Ltd., Class H	16,178,000	10,534

Fosun International Ltd.	14,687,500	16,861

Guangzhou R&F Properties Co. Ltd., Class H	4,587,840	5,901

Industrial & Commercial Bank of China, Class H	66,276,000	45,212

JD.com Inc. ADR[1]	1,067,000	43,214

The accompanying notes are an integral part of the financial statements.

6	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

Kweichow Moutai Co. Ltd., Class A	85,800	$13,334

KWG Property Holding Ltd.	9,987,500	13,994

Lenovo Group Ltd.	22,496,000	11,917

Momo Inc. ADR[1]	630,000	13,665

NetEase Inc. ADR	81,500	26,158

New Oriental Education & Technology Group ADR[1]	330,892	35,816

Ping An Insurance Group Co. of China Ltd., Class H	7,503,838	73,284

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,254,836	10,554

Shimao Property Holdings Ltd.	5,321,000	18,441

Sinopharm Group Co. Ltd., Class H	7,798,800	17,280

Sunac China Holdings Ltd.	3,501,000	15,967

Tencent Holdings Ltd.	4,401,889	217,575

Vipshop Holdings Ltd. ADR[1]	1,951,243	30,400

Wuliangye Yibin Co. Ltd., Class A	451,519	7,263

Yum China Holdings Inc.	526,079	22,427

Zhejiang Expressway Co. Ltd., Class H	10,729,421	7,415

		1,269,091

India — 7.5%

Aurobindo Pharma Ltd.	1,618,785	8,735

Dr Reddy’s Laboratories Ltd.	469,740	19,125

HCL Technologies Ltd.	3,024,351	17,445

Hindalco Industries Ltd.	7,994,461	10,071

Hindustan Unilever Ltd.	1,496,787	45,393

ICICI Bank Ltd. ADR	3,218,735	27,359

Infosys Ltd. ADR	2,958,800	24,292

Jubilant Foodworks Ltd.	591,410	11,458

Larsen & Toubro Ltd.	636,470	6,786

REC Ltd.	8,951,334	10,478

Reliance Industries Ltd.	2,724,398	39,728

State Bank of India[1]	5,570,981	14,472

		235,342

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Indonesia — 0.4%

Bank Rakyat Indonesia Persero	65,118,940	$11,943

Malaysia — 0.6%

AirAsia Group Bhd	17,269,300	3,151

Malayan Banking Bhd	9,956,044	17,177

		20,328

Mexico — 1.5%

Grupo Financiero Banorte SAB de CV, Class O	4,171,111	11,429

Kimberly-Clark de Mexico SAB de CV, Class A	5,481,907	8,333

Wal-Mart de Mexico SAB de CV	11,075,140	26,093

		45,855

Peru — 0.4%

Credicorp Ltd.	91,625	13,109

Poland — 0.5%

Powszechny Zaklad Ubezpieczen SA	2,145,978	16,121

Russia — 5.8%

Gazprom PJSC ADR	8,164,771	37,025

Lukoil PJSC ADR	812,487	47,881

MMC Norilsk Nickel PJSC ADR	1,291,086	31,981

Mobile TeleSystems PJSC ADR	2,760,445	20,979

Sberbank of Russia PJSC ADR	4,013,731	37,809

X5 Retail Group NV GDR	308,327	8,238

		183,913

Saudi Arabia — 0.8%

Mobile Telecommunications Co. Saudi Arabia[1]	2,724,346	6,852

Saudi Telecom Co.	742,779	17,215

		24,067

South Africa — 1.3%

Absa Group Ltd.	1,861,848	7,746

Exxaro Resources Ltd.	1,240,628	6,801

The accompanying notes are an integral part of the financial statements.

8	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Africa — (continued)

Impala Platinum Holdings Ltd.[1]	752,434	$3,135

Naspers Ltd., Class N	121,125	17,213

Sibanye Stillwater Ltd. [1]	5,356,183	6,759

		41,654

South Korea — 12.9%

Daelim Industrial Co. Ltd.	194,381	11,655

Fila Holdings Corp.	233,581	5,521

Hana Financial Group Inc.	1,258,357	23,674

Hanwha Corp.	477,629	5,921

Hyundai Marine & Fire Insurance Co. Ltd.	335,545	6,204

KB Financial Group Inc.	1,055,845	29,695

Kia Motors Corp.	937,747	19,739

LG Corp.	372,986	18,067

LG Electronics Inc.	253,497	9,967

Meritz Securities Co. Ltd.	520,343	1,201

POSCO	179,374	23,603

POSCO ADR	174,295	5,691

Samsung Electronics Co. Ltd.	4,723,973	183,675

SK Hynix Inc.	650,862	44,001

SK Telecom Co. Ltd.	132,359	19,251

SK Telecom Co. Ltd. ADR	10,856	177

		408,042

Taiwan — 13.3%

Accton Technology Corp.	4,025,000	21,536

Catcher Technology Co. Ltd.	2,130,468	13,628

FLEXium Interconnect Inc.	3,138,000	9,778

Fubon Financial Holding Co. Ltd.	18,721,000	23,139

HON HAI Precision Industry Co. Ltd.	13,961,298	32,143

King Yuan Electronics Co. Ltd.	11,264,000	11,184

Largan Precision Co. Ltd.	174,000	21,971

Lite-On Technology Corp.	12,024,202	16,358

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Taiwan — (continued)

MediaTek Inc.	2,795,000	$29,999

Pegatron Corp.	8,622,000	16,453

Powertech Technology Inc.	5,828,000	16,505

Taiwan Semiconductor Manufacturing Co. Ltd.	1,652,000	14,872

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,309,661	158,169

Win Semiconductors Corp.	1,521,000	13,053

Yuanta Financial Holding Co. Ltd.	40,604,408	20,731

		419,519

Thailand — 1.3%

Charoen Pokphand Foods PCL	25,080,300	18,471

Kiatnakin Bank PCL	1,545,200	1,819

Thanachart Capital	7,090,900	7,132

Tisco Financial Group PCL	6,461,200	13,769

		41,191

Turkey — 0.9%

Tekfen Holding AS	3,449,497	6,624

Turkcell Iletisim Hizmetleri AS	7,159,219	13,298

Turkiye Garanti Bankasi AS1	7,035,571	8,629

		28,551

Total Common Stock

(Cost $3,199,158) — 92.0%		2,899,752

WARRANTS

MSCI China A Market Access (HSBC), Expires 10/16/2020[1]	47,204	44,568

MSCI China A Market Access (Morgan Stanley), Expires 8/17/2020[1]	41,421	39,887

Total Warrants

(Cost $85,752) — 2.7%		84,455

The accompanying notes are an integral part of the financial statements.

10	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

PREFERENCE STOCK

Brazil — 1.8%

Cia Brasileira de Distribuicao[1]	896,484	$11,239

Cia Paranaense de Energia	981,400	10,184

Itausa - Investimentos Itau SA	20,060,141	33,587

Total Preference Stock

(Cost $94,626) — 1.8%		55,010

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.250% **	59,747,508	59,748

Total Short-Term Investment

(Cost $59,748) — 1.9%		59,748

Total Investments — 98.4%

(Cost $3,439,284)		3,098,965

Other Assets in Excess of Liabilities — 1.6%		51,698

Net Assets — 100.0%		$3,150,663

A list of the open futures contracts held by the Fund at March 31, 2020 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI Emerging Markets	1,853	Jun-2020	$73,147	$78,095	$4,948

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2020.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of March 31, 2020 was $– and represented 0.0% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2020 was $– and represented 0.0% of net assets.

ADR	American Depositary Receipt
GDR	Global Depository Receipt

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	11

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2020 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$141,026	$—	$—		$141,026
China	441,934	827,157	—	^	1,269,091
India	51,651	183,691	—		235,342
Indonesia	—	11,943	—		11,943
Malaysia	—	20,328	—		20,328
Mexico	45,855	—	—		45,855
Peru	13,109	—	—		13,109
Poland	—	16,121	—		16,121
Russia	20,979	162,934	—		183,913
Saudi Arabia	—	24,067	—		24,067
South Africa	6,759	34,895	—		41,654
South Korea	5,868	402,174	—		408,042
Taiwan	158,169	261,350	—		419,519
Thailand	—	41,191	—		41,191
Turkey	6,624	21,927	—		28,551

Total Common Stock	891,974	2,007,778	—		2,899,752

Warrants	—	84,455	—		84,455

Preference Stock	55,010	—	—		55,010

Short-Term Investment	59,748	—	—		59,748

Total Investments in Securities	$1,006,732	$2,092,233	$—		$3,098,965

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$4,948	$—	$—		$4,948

Other Financial Instruments	$4,948	$—	$—		$4,948

*	Futures contracts are valued at the unrealized appreciation on the instruments.
†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

For the six month period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	Causeway Emerging Markets Fund

SECTOR DIVERSIFICATION

As of March 31, 2020, the sector diversification was as follows (Unaudited):

Causeway Emerging Markets Fund	Common Stock	Preference Stock	% of Net Assets

Information Technology	20.8%	0.0%	20.8%

Financials	18.0	1.2	19.2

Consumer Discretionary	14.4	0.0	14.4

Communication Services	13.9	0.0	13.9

Energy	6.5	0.0	6.5

Consumer Staples	5.1	0.3	5.4

Materials	5.1	0.0	5.1

Industrials	3.4	0.0	3.4

Real Estate	2.5	0.0	2.5

Health Care	2.0	0.0	2.0

Utilities	0.3	0.3	0.6

Total	92.0	1.8	93.8

Warrants			2.7

Short-Term Investment			1.9

Other Assets in Excess of Liabilities			1.6

Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	13

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

3/31/20
ASSETS:
Investments at Value (Cost $3,439,284)	$3,098,965
Cash	26,933
Foreign Currency (Cost $108)	108
Receivable for Fund Shares Sold	24,189
Receivable for Dividends	13,096
Variation Margin Receivable	695
Receivable for Tax Reclaims	196
Prepaid Expenses	99

Total Assets	3,164,281

LIABILITIES:
Payable for Fund Shares Redeemed	8,366
Payable Due to Adviser	2,815
Payable for Custody Fees	1,272
Payable for Investment Securities Purchased	435
Payable Due to Administrator	89
Payable for Shareholder Service Fees — Investor Class	80
Payable for Trustees’ Fees	63
Unrealized Depreciation on Spot Foreign Currency Contracts	8
Other Accrued Expenses	490

Total Liabilities	13,618

Net Assets	$3,150,663

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$3,644,741
Total Distributable Loss	(494,078)

Net Assets	$3,150,663

Net Asset Value Per Share (based on net assets of $2,809,694,349 ÷ 279,966,053 shares) — Institutional Class	$10.04

Net Asset Value Per Share (based on net assets of $340,968,829 ÷ 33,655,978 shares) — Investor Class	$10.13

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

14	Causeway Emerging Markets Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

10/01/19 to 3/31/20
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $4,277)	$33,771
Interest Income	65

Total Investment Income	33,836

EXPENSES:
Investment Advisory Fees	19,606
Custodian Fees	612
Administration Fees	575
Shareholder Service Fees — Investor Class	505
Transfer Agent Fees	320
Professional Fees	146
Printing Fees	130
Trustees’ Fees	81
Registration Fees	33
Pricing Fees	22
Other Fees	77

Total Expenses	22,107

Net Expenses	22,107

Net Investment Income	11,729

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(39,924)
Net Realized Loss on Futures Contracts	(19,818)
Net Realized Loss from Foreign Currency Transactions	(998)
Net Change in Unrealized Depreciation on Investments	(451,409)
Net Change in Unrealized Appreciation on Futures Contracts	5,727
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	2,983
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(454)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(503,893)

Net Decrease in Net Assets Resulting from Operations	$(492,164)

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	15

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY EMERGING MARKETS FUND

	10/01/19 to 3/31/20 (Unaudited)	10/01/18 to 9/30/19
OPERATIONS:
Net Investment Income	$11,729	$86,336
Net Realized Loss on Investments	(39,924)	(20,472)
Net Realized Loss on Futures Contracts	(19,818)	(3,100)
Net Realized Loss from Foreign Currency Transactions	(998)	(2,688)
Net Change in Unrealized Depreciation on Investments	(451,409)	(291,012)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	5,727	(2,705)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	2,983	(2,643)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(454)	(73)

Net Decrease in Net Assets Resulting From Operations	(492,164)	(236,357)

DISTRIBUTIONS:
Institutional Class	(75,030)	(75,107)
Investor Class	(7,865)	(5,948)

Total Distributions to Shareholders	(82,895)	(81,055)

Net Decrease in Net Assets Derived from Capital Share Transactions(1)	(118,078)	(653,161)
Redemption Fees(2)	—	53

Total Decrease in Net Assets	(693,137)	(970,520)

NET ASSETS:
Beginning of Period	3,843,800	4,814,320

End of Period	$3,150,663	$3,843,800

(1)	See Note 7 in the Notes to Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	Causeway Emerging Markets Fund

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FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2020 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY EMERGING MARKETS FUND
Institutional
2020(1)	11.87	0.04	(1.60)	(1.56)	(0.27)	—	(0.27)	—
2019	12.77	0.25	(0.92)	(0.67)	(0.23)	—	(0.23)	—	(2)
2018	13.41	0.26	(0.68)	(0.42)	(0.22)	—	(0.22)	—	(2)
2017	10.89	0.22	2.46	2.68	(0.16)	—	(0.16)	—	(2)
2016	10.00	0.19	0.86	1.05	(0.16)	—	(0.16)	—	(2)
2015	12.33	0.24	(2.29)	(2.05)	(0.28)	—	(0.28)	—	(2)
Investor
2020(1)	11.97	0.02	(1.62)	(1.60)	(0.24)	—	(0.24)	—
2019	12.84	0.23	(0.92)	(0.69)	(0.18)	—	(0.18)	—	(2)
2018	13.49	0.20	(0.66)	(0.46)	(0.19)	—	(0.19)	—	(2)
2017	10.96	0.19	2.48	2.67	(0.14)	—	(0.14)	—	(2)
2016	10.06	0.14	0.90	1.04	(0.14)	—	(0.14)	—	(2)
2015	12.40	0.29	(2.39)	(2.10)	(0.24)	—	(0.24)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share (See Note 2 in the Notes to Financial Statements).
(3)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.40%, 1.40% and 1.39%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway Emerging Markets Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Reimburse- ments) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)

10.04	(13.68)	2,809,694	1.10		1.10		0.63		17
11.87	(5.15)	3,448,261	1.16		1.16		2.05		39
12.77	(3.25)	4,239,060	1.15		1.15		1.89		49
13.41	25.08	3,565,886	1.15		1.15		1.82		50
10.89	10.70	2,469,222	1.18		1.18		1.89		73
10.00	(16.94)	1,348,773	1.19		1.19		2.06		100

10.13	(13.84)	340,969	1.34		1.34		0.37		17
11.97	(5.32)	395,539	1.39		1.39		1.90		39
12.84	(3.50)	575,260	1.39	(3)	1.39	(3)	1.40	(3)	49
13.49	24.71	811,143	1.40		1.40		1.56		50
10.96	10.23	583,567	1.43		1.43		1.43		73
10.06	(17.17)	614,307	1.46		1.46		2.55		100

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available) are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded, and such settlement prices are provided by an independent source. On days when there is excessive volume or market volatility or when a futures contract does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time the Fund calculates its net asset value. On such days, the best available price (which is typically the last sale price) may be used to value the Fund’s futures contracts. Participation notes or warrants used to obtain exposure to the China A-Share market are fair valued based on the underlying stocks and terms of the note or warrant, including those related to performance and fees.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing

20	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thai-

Causeway Emerging Markets Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

land, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended, March 31, 2020, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

22	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Futures Contracts – To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for cash management as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the contract price at closing and the contract price at opening.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2020.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Redemption Fee – Until October 1, 2019, the Fund imposed a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applied to exchanges from the Fund. The redemption fee was paid to the Fund. The officers of the Fund were permitted to waive the redemption fee for shareholders in asset allocation and similar investment programs believed not to be engaged in short-term market timing, including for holders of shares purchased by Causeway Capital Management LLC (the “Adviser”) for its clients to rebalance their portfolios. For the six months ended March 31, 2020, the Institutional Class and Investor Class retained $0 and $0 in redemption fees, respectively, attributable to redemptions prior to October 1, 2019. The Fund removed the redemption fee, effective October 1, 2019.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2021 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% of Institutional Class and Investor Class aver-

Causeway Emerging Markets Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

age daily net assets. No waivers or reimbursements were required for the six months ended March 31, 2020.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2020, the Investor Class paid 0.24% annualized of average daily net assets under this plan. (See Statement of Operations – Shareholder Service Fees – Investor Class, Note 1.)

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2020, approximately $415 (000) of the net assets were held by investors affiliated with the adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments,

during the six months ended March 31, 2020, for the Fund were as follows (000):

Purchases	Sales
$644,988	$924,447

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have adversely affected and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund.

The Fund invests in futures contracts, including futures contracts based on emerging markets indices, to obtain

24	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

exposures to emerging markets for cash management or other reasons.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the fiscal year ended September 30, 2019, non-U.S. taxes paid on realized gains were $0 and non-U.S. taxes accrued on unrealized gains were $1,910,857.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2019 and September 30, 2018 were as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2019	$81,055	$—	$81,055
2018	73,720	—	73,720

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$73,274
Capital Loss Carryforwards	(88,877)
Unrealized Appreciation	96,584

Total Distributable Earnings	$80,981

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$88,877	$—	$88,877

At March 31, 2020, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$3,439,284	$305,606	$(645,925)	$(340,319)

Causeway Emerging Markets Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2020 (Unaudited)		Fiscal Year Ended September 30, 2019
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	32,103	$370,933	73,056	$878,385
Shares Issued in Reinvestment of Dividends and Distributions	5,227	67,585	5,695	64,069
Shares Redeemed	(47,909)	(570,842)	(120,285)	(1,458,483)

Increase in Shares Outstanding Derived from Institutional Class Transactions	(10,579)	(132,324)	(41,534)	(516,029)

Investor Class
Shares Sold	16,320	186,033	25,570	306,143
Shares Issued in Reinvestment of Dividends and Distributions	599	7,822	520	5,909
Shares Redeemed	(16,316)	(179,609)	(37,829)	(449,184)

Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	603	14,246	(11,739)	(137,132)

Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	(9,976)	$(118,078)	(53,273)	$(653,161)

8.	Significant Shareholder Concentration

As of March 31, 2020, two of the Fund’s shareholders of record owned 56% of net assets in the Institutional Class. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, other funds, institutional investors, and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

26	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

10.	New Accounting Pronouncements

On August 17, 2018, the Securities and Exchange Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments for registered investment companies focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The amendments also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Causeway Emerging Markets Fund	27

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2019 to March 31, 2020).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

28	Causeway Emerging Markets Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Emerging Markets Fund

Actual Fund Return
Institutional Class	$1,000.00	$863.20	1.10%	$5.12

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.50	1.10%	$5.55
Causeway Emerging Markets Fund

Actual Fund Return
Investor Class	$1,000.00	$861.60	1.34%	$6.24

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.30	1.34%	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Causeway Emerging Markets Fund	29

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

30	Causeway Emerging Markets Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, we will no longer mail paper copies of the shareholder reports of the Fund, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.causewayfunds.com/fund-documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or call 1-866-947-7000 (for accounts held directly with the Fund).

You may elect to continue to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-866-947-7000. Your election to receive reports in paper will apply to all funds held with Causeway Capital Management Trust or through your financial intermediary.

CCM-SA-004-1200

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §270.30a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 8, 2020

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 8, 2020